Schedule of Warrant Liability (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Apr. 14, 2022
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability		$ 2,422,785	$ 1,151,838
Total Warrant Liability	$ 1,027,102	2,422,785	1,151,838	$ 5,200,000
Trading and Over allotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability	431,250	1,121,250
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability	11,765	30,588
Offering Warrants - February 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability	20,053	234,072
Offering Warrants - September 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability	216,911	1,036,875
Inducement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability	$ 347,123
Trading and Over allotment Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability		1,121,250	1,121,250
Note Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability		30,588	30,588
Offering Warrants - February 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability		234,072
Offering Warrants - September 2023 [Member]
Subsidiary, Sale of Stock [Line Items]
Total Warrant Liability		$ 1,036,875